Income Tax - Disclosure of Reconciliation Between Expense of Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax benefit calculated at Hong Kong statutory tax rate	$ (3,972)	$ (4,509)	$ (6,553)
Effect of differences between Hong Kong statutory tax rate and foreign effective tax rates	(1,172)	213	(527)
Non-taxable other income	(275)	(738)	(448)
Non-deductible expenses	4,861	4,208	4,684
Valuation allowance	735	1,034	2,342
Outside basis difference	486	0	0
Others	(115)	14	(53)
Income tax (benefit)/expense	$ 548	$ 222	$ (555)